Service Inventories (Tables)	1 Months Ended
Jun. 30, 2018
Successor [Member]
Schedule of Service Inventories

The following table summarizes our service inventories for the periods as set forth below (in thousands):

	Successor June 30, 2018	Predecessor December 31, 2017

Spare parts	$30,406	$14,862
Chemicals	20,724	17,963
Raw materials	204	204
Consumables	13,445	237
Total	64,779	33,266
Less: allowance for obsolete and slow moving service inventories	(1,276)	(953)
Total	$63,503	$32,313